Commitments and Contingencies - Litigation, Long-term Liabilities for Uncertain Tax Positions (Details) - CNY (¥)	1 Months Ended
	Dec. 31, 2020	Apr. 30, 2018	Dec. 31, 2021
Loss Contingencies
Amount of damages paid to plaintiffs	¥ 1,000,000.0
Uncertain tax positions	28,182,000		¥ 28,330,000
Claims about infringement of copyright and unauthorized selling on the Group's website and mobile applications for literature work
Loss Contingencies
Related claim for damages		¥ 99,800,000
Maximum actual income the Group generated from such literature work		¥ 1,500
Amount of damages awarded to plaintiffs	¥ 1,000,000.0